Share-based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

16. Share-based Compensation

Share-based compensation recognized in costs and expenses for the years ended December 31, 2021, 2022 and 2023 are as follows (in thousands):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	3,052	2,802	1,737
Sales and marketing expenses	1,704	1,842	1,115
General and administrative expenses	3,244	2,215	273
Technology and product development expenses	1,582	1,022	588
Total	9,582	7,881	3,713

The Group recognized share-based compensation, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards. There was no income tax benefit recognized in the consolidated statements of comprehensive income/(loss) for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2021, 2022 and 2023.

For the years ended December 31, 2021, 2022 and 2023, the Group recognized share-based compensation net of forfeitures for options and restricted share unit of RMB9.6 million, RMB7.9 million and RMB3.7 million, respectively.

Share Options of the Company

In June 2018, the Company adopted a Share Option Scheme (the “June 2018 Scheme”), which permit the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective dates of the schemes. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the schemes and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the schemes will not be counted for the purpose of calculating the Limit. Option awards are granted with an exercise price determined by the board of directors. Those option awards vest over a period of four years and expire in ten years. In June 2022, the shareholders of Phoenix TV and the board of the Company approved the refreshment of the total number of Class A ordinary shares that may be issued upon exercise of all options to be granted under the 2018 share option plan, excluding previously granted, outstanding, cancelled, lapsed or exercised awards.

16. Share-based Compensation (Continued)

Share Options of the Company (Continued)

A summary of the Company’s share option activities for the years ended December 31, 2021, 2022 and 2023 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2021	52,225,353	0.41	6.2	—
Granted	1,730,000	0.21
Forfeited and expired	(3,616,991)	0.43
Exercised	—	—		—
Outstanding as of December 31, 2021	50,338,362	0.40	5.5	—
Granted	—	—
Forfeited and expired	(8,862,859)	0.44
Exercised	—	—		—
Outstanding as of December 31, 2022	41,475,503	0.40	4.8	—
Granted	—	—
Forfeited and expired	(17,378,280)	0.42
Exercised	—	—
Outstanding as of December 31, 2023	24,097,223	0.38	5.1	—
Exercisable as of December 31, 2023	21,787,223	0.39	4.9	—
Vested and expected to vest as of December 31, 2023	23,516,723	0.38	5.0	—

The aggregate intrinsic value of options outstanding, exercisable and vested and expected to vest as of December 31, 2023 was calculated as the difference between the Company’s closing stock price of US$1.36 per ADS, or US$0.03 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options.

As disclosed in Note 2(w), the Company’s share-based compensation is measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying regular dividends on its ordinary shares. The Company estimated the expected term based on the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the U.S. Treasury securities with an estimated country-risk differential as of the valuation date. The key assumptions used in determining the fair value of options granted during the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the Years Ended December 31,
	2021	2022	2023
Expected volatility rate	65.34%-68.45%	N/A	N/A
Expected dividend yield	—	N/A	N/A
Expected term (years)	6.16	N/A	N/A
Risk-free interest rate (per annum)	1.32%-1.72%	N/A	N/A

The weighted-average grant date fair value of options granted for the year ended December 31, 2021 were US$0.21. There were no options granted in 2022 and 2023.

As of December 31, 2023, there was RMB0.2 million of unrecognized share-based compensation for options, adjusted for estimated forfeitures. The unrecognized share-based compensation is expected to be recognized over a weighted-average period of 0.76 year.

Share-based Awards of the Company’s Subsidiaries, VIEs and Subsidiaries of the VIEs

One of the Company’s subsidiaries, Fread Limited, adopted a restricted share unit scheme in March 2018 to grant a total of 2,000,000 restricted share units to employees (the “2018 Fread RSU Scheme”) and there were 920,000 restricted share units of Fread Limited granted under the 2018 Fread RSU Scheme as of December 31, 2023. For the years ended December 31, 2021, 2022 and 2023, Fread Limited recognized share-based compensation net of forfeitures of RMB1.1 million, RMB0.1 million and nil, respectively.